Goldman Sachs Funds ASSET ALLOCATION PORTFOLIOS Annual Report December 31, 2002
Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Market Overview
Dear Shareholder:
Despite a mild economic recovery, a confluence of events served to drag down the global equity markets in 2002 while enhancing bond returns. Barring major or prolonged geopolitical events, the fundamentals are in place for moderate economic and corporate profit growth in 2003. This could set the stage for more favorable equity returns, and consequently lower expectations for the bond market. An Uneven Economic Rebound
As the fiscal year began in January 2002, the events of September 11, 2001 continued to reverberate throughout the world. However, based on initial estimates, the U.S. economy’s average growth rate was 2.4% in 2002, following its anemic 0.3% rise in 2001. With the notable exception of Japan, most developed countries saw their economies expand as well.
While economic expansion was a welcome relief, growth rates were uneven at best. During the first quarter of 2002, the U.S. gross domestic product (“GDP”) grew a strong 5.0% annual rate. Unfortunately, this positive news was overshadowed by a series of highly publicized accounting scandals, geopolitical concerns, and stock market volatility. These factors served to drag the economy down, with GDP slowing to a 1.3% annual rate during the second quarter. The economy displayed renewed strength during the third quarter, with solid consumer spending and a buoyant housing market helping GDP to rise 4.0%. However, during the last three months of the year, the initial growth estimate for GDP was a weak 0.7%. The prospects of war with Iraq, escalating tensions with North Korea, a slowdown in auto sales, and tepid holiday spending all hurt the economy. Acknowledging that consumer and business confidence was wavering, the Federal Reserve Board moved into action in early November by lowering the federal funds rate to 1.25%, a 41-year low.
Growth rates overseas oftentimes mirrored those in the United States. Aided by an exceptionally strong housing market, the UK enjoyed relatively strong growth. Elsewhere in Europe, growth was positive, yet less solid, particularly in Germany and France. As a result, in December, the European Central Bank lowered interest rates by 50 basis points to help stimulate economic activity. The situation in Japan remains troublesome as the country continues to struggle with structural issues, financial sector inertia and persistent deflation.
U.S. Equities Fall Sharply
Overall, the global equity markets posted disappointing results during the reporting period. In the U.S., the S&P 500 Index fell 22.1% in 2002 — its worst performance since 1974. This also marked the third consecutive year that equities declined — the first such occurrence since 1939-1941. The market’s downturn was widespread as every sector in the S&P 500 Index declined, with Technology stocks registering the weakest performance.
The decline in the equity markets can not be attributed to a single factor but rather a confluence of negative events that collectively undermined investor confidence. These included the threat of terrorism, weak corporate profits, accounting scandals, concerns about allegations of conflicts of interest among Wall Street investment banking businesses and equity research analysts, overall market volatility, and the increasing likelihood of war in Iraq. NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIO
As they did in 2001, the equity markets rallied during the fourth quarter of 2002. After reaching a five-year low in October, stock prices rose sharply as much of the negative news appeared to be priced into the market. Investors were also encouraged by better-than-expected third quarter earnings reports. Unfortunately, it was a case of “too little, too late” to erase the market’s previous weakness.
International Equities Also Weak
Many of the same issues that plagued the U.S. markets were evident overseas as well. However, the news was marginally better in most international markets as the MSCI EAFE (Europe, Australasia and Far East) Index declined 15.7%, the MSCI Europe Index dropped 12.8%, and the Japanese TOPIX fell 9.3%.
The emerging equity markets outperformed their developed market counterparts on a relative basis as the MSCI® Emerging Markets Free Index declined 6.0%. Several emerging markets were aided by more attractive valuations. In addition, competitive currencies, strong domestic demand, and the de-leveraging process of the late ’90s have allowed for a significant improvement in corporate profitability in many emerging markets.
Global Bonds Serve as a Calm in the Storm
The very elements that contributed to the severe weakness in the equity markets aided most global fixed income markets during the reporting period. While fixed income securities experienced their share of volatility — due in part to mixed signals on the economic front — their prices in both the U.S. and abroad generally rose. During the reporting period, the overall U.S. fixed income market returned 10.2%, and global government bonds rose 8.4%.* The combination of falling interest rates and increased demand from investors seeking “safer havens” amid the turmoil of the equity markets contributed to price gains in high quality sectors such as government securities.
An exception was in corporate bonds, which behave more like equities than other fixed income securities. As we’ve mentioned, news of falling corporate profits, rising default rates, corporate scandals, and volatile rating agency behavior combined to drive corporate spreads out to historically wide levels.
Outlook: Reasons for Optimism
We believe the fundamentals are in place for the economic recovery to continue in 2003 and help drive stock prices higher. In the U.S., consumers remain resilient. Other positive forces for growth could come from increased spending in the government sector and a rebuilding of inventories. We are also encouraged by recent reports that corporate investments appear to be rising. After falling steadily since the fourth quarter of 2000, business spending rose 1.5% during the fourth quarter of 2002. In particular, computer and software expenditures rose sharply. We expect business investment and hiring to accelerate as corporate profits return.
* Returns represented by Lehman Brothers Aggregate Bond Index and J.P. Morgan Global Government Bond Index, respectively.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
We also believe that several of the negative factors that hurt the economy and stock prices in 2002 may be less of an issue in 2003.
Corporate Profits — Corporate profits from current operations have risen from their trough of late 2001. We’ve also seen corporate balance sheets improve and labor productivity increase at a good pace.
Accounting Irregularities — There have been dramatic steps taken by regulators designed to improve the area of corporate accounting. We believe the enactment of laws requiring cleaner and more complete corporate disclosures have set the stage for reduced investor cynicism and lower risk aversion.
Inventories — The major imbalances in inventories that inhibited growth in 2000 and 2001 have been removed. This could lead to increased production in 2003.
Deflation — Certain sectors, such as Technology, have experienced steep price declines. However, we are relatively unconcerned about widespread deflation as falling goods prices have slowed in recent quarters.
Overseas, a tentative recovery is ahead in Euroland. We believe too much focus has been paid to the problems in Germany, where reunification and troubles related to the European Union continue to exacerbate slow-moving structural reforms. In contrast, growth rates in smaller Euroland economies are likely to be more positive. What’s more, the European Central Bank has room to cut interest rates further in 2003 without sparking additional inflation. In the UK, economic weakness has been largely confined to the Manufacturing sector. Meanwhile, the Consumer sector continues to benefit from growth in real personal disposable income. We are somewhat less positive about Japan. However, consumer confidence is at its highest level since the summer of 2001 and industrial production has recovered sharply after its collapse in 2001. All told, we expect to see modestly positive economic growth in Japan in 2003.
We recognize that there remain several risks that could adversely affect the economy and equity markets in 2003. As we write this letter, the timeline regarding a war with Iraq is drawing to a critical point. A prolonged military conflict could lead to sharply higher oil prices and curtail both consumer and business spending. Increased terrorist activity could also be extremely unsettling. Finally, rising unemployment could cause consumer confidence to suffer.
In summary, while risks exist, the fundamentals are in place for moderate economic and corporate profit growth in 2003. This could set the stage for favorable equity returns and, consequently, lower expectations for the bond market.
As always, we appreciate your investment in the Goldman Sachs Funds and look forward to continuing to serve your financial needs in the years to come.
Sincerely,
David W. Blood Head, Goldman Sachs Asset Management
February 3, 2003

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
What Differentiates Goldman Sachs’ Approach to Asset Allocation?
We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale: EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS: A lifetime of comprehensive investment strategies
Automatic diversification and risk management benefits
Forward-looking, quarterly tactical reallocation
Simplicity and efficiency Goldman Sachs’ Quantitative Strategies Team determines the strategic and quarterly tactical asset allocations. The team comprises 40 professionals with significant academic and practitioner experience and currently manages more than $19.3 billion in asset allocation strategies for institutional, high net worth and individual investors.
Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.
Goldman Sachs Asset Allocation Investment Process
DETERMINE STRATEGIC BENCHMARK ASSET ALLOCATIONS
Quantitative Strategies Team Each of the four Goldman Sachs Asset Allocation Strategies begins with strategic benchmark asset allocations based on the efficient frontier of investing.The efficient frontier tells us that, for every level of risk an investor is willing to assume, there is a mix of assets that can deliver the highest potential return.
MAKE QUARTERLY TACTICAL ASSET ALLOCATION DECISIONS
Quantitative Strategies Team The team seeks to improve the overall risk/return profile of each portfolio by determining the current relative attractiveness of the world’s stock, bond and currency markets. Using proprietary portfolio construction models to maintain each portfolio’s original risk/return profile over time, the team makes four active decisions each quarter based on current valuation and momentum, and using a forward-looking strategies in an effort to give each client the best risk-adjusted returns: Equities vs. Fixed Income vs. Cash: Which asset class is most attractive? Equity Selection: Are U.S. or non-U.S. equity markets more attractive? Fixed Income Selection: Are U.S. or non-U.S. fixed income markets more attractive? Currency Selection: Are U.S. or non-U.S. currencies more attractive?
SELECT THE MOST ATTRACTIVE INDIVIDUAL SECURITIES
Mutual Fund Portfolio Management Teams Each Goldman Sachs Asset Allocation Portfolio comprises 6 to 11 underlying Goldman Sachs Funds managed by broad, deep portfolio management teams.Whether in the equity or fixed income arenas, these teams share a commitment to firsthand fundamental research and performance driven by successful security selection – not risky sector bets.

FUND BASICS

Balanced Strategy

as of December 31, 2002

Assets Under Management

$89.0 Million

NASDAQ SYMBOLS

Share Class	Symbol
Class A Shares	GIPAX
Class B Shares	GIPBX
Class C Shares	GIPCX
Institutional Shares	GIPIX
Service Shares	GIPSX

PERFORMANCE REVIEW

January 1, 2002–December 31, 2002	Portfolio Total Return (based on NAV)[1]
Class A	-3.76%
Class B	-4.48%
Class C	-4.50%
Institutional	-3.35%
Service	-3.84%

[1] *The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

STANDARDIZED TOTAL RETURNS[2]

For the period ending December 31, 2002	Class A	Class B	Class C	Institutional	Service
One Year	-9.06%	-9.25%	-5.45%	-3.35%	-3.84%
Since Inception (1/2/98)	0.69	0.69	1.11	2.27	1.76

[2] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking current income and long-term capital appreciation. Over half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 50.4% Short Duration Government Fund
- 3.0% High Yield Fund
- 9.5% Global Income Fund
- 7.9% CORE℠ Large Cap Value Fund
- 8.3% CORE℠ Large Cap Growth Fund
- 2.2% CORE℠ Small Cap Equity Fund
- 16.4% CORE℠ International Equity Fund
- 2.4% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 56.9% Short Duration Government Fund
- 3.5% High Yield Fund
- 9.9% CORE℠ Large Cap Value Fund
- 6.9% CORE℠ Large Cap Growth Fund
- 5.4% CORE℠ Small Cap Equity Fund
- 14.2% CORE℠ International Equity Fund
- 3.1% Real Estate Securities Fund

[3] *As of 9/30/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, capital gain and/or losses, or both. The above figures are not indicative of future allocations.*

5

FUND BASICS

Growth and Income Strategy

as of December 31, 2002

Assets Under Management

$229.5 Million

NASDAQ SYMBOLS

Share Class	Symbol
Class A Shares	GOIAX
Class B Shares	GOIBX
Class C Shares	GOICX
Institutional Shares	GOIIX
Service Shares	GOISX

PERFORMANCE REVIEW

January 1, 2002–December 31, 2002	Portfolio Total Return (based on NAV)[1]
Class A	-8.44%
Class B	-9.07%
Class C	-9.16%
Institutional	-8.08%
Service	-8.56%

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending December 31, 2002	Class A	Class B	Class C	Institutional	Service
One Year	-13.51%	-13.61%	-10.07%	-8.08%	-8.56%
Since Inception (1/2/98)	-1.12	-1.13	-0.76	0.40	-0.12

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor who is less conservative and seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated fairly equally among fixed income funds, which are intended to provide the income component, and equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 2.7% Short Duration Government Fund
- 16.8% Core Fixed Income Fund
- 4.1% High Yield Fund
- 19.4% Global Income Fund
- 11.8% CORE[SM] Large Cap Value Fund
- 12.4% CORE[SM] Large Cap Growth Fund
- 2.7% CORE[SM] Small Cap Equity Fund
- 21.4% CORE[SM] International Equity Fund
- 3.9% Emerging Markets Equity Fund
- 2.4% Real Estate Securities Fund
- 2.3% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 2.7% Short Duration Government Fund
- 24.2% Core Fixed Income Fund
- 5.3% High Yield Fund
- 9.6% Global Income Fund
- 14.4% CORE[SM] Large Cap Value Fund
- 10.6% CORE[SM] Large Cap Growth Fund
- 6.9% CORE[SM] Small Cap Equity Fund
- 17.9% CORE[SM] International Equity Fund
- 3.6% Emerging Markets Equity Fund
- 3.2% Real Estate Securities Fund
- 1.6% International Growth Opportunities Fund

[3] As of 9/30/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, capital gain and/or losses, or both. The above figures are not indicative of future allocations.

6

FUND BASICS

Growth Strategy

as of December 31, 2002

Assets Under Management

$173.3 Million

NASDAQ SYMBOLS

Class A Shares: GGSAX

Class B Shares: GGSBX

Class C Shares: GGSCX

Institutional Shares: GGSIX

Service Shares: GGSSX

PERFORMANCE REVIEW

January 1, 2002–December 31, 2002	Portfolio Total Return (based on NAV)[1]
Class A	-13.64%
Class B	-14.13%
Class C	-14.26%
Institutional	-13.25%
Service	-13.70%

[1] *The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.*

STANDARDIZED TOTAL RETURNS[2]

For the period ending December 31, 2002	Class A	Class B	Class C	Institutional	Service
One Year	-18.38%	-18.42%	-15.12%	-13.25%	-13.70%
Since Inception (1/2/98)	-3.46	-3.45	-3.07	-1.97	-2.48

[2] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking long-term capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 7.8% Core Fixed Income Fund
- 3.2% High Yield Fund
- 11.0% Global Income Fund
- 17.0% CORE℠ Large Cap Value Fund
- 17.8% CORE℠ Large Cap Growth Fund
- 3.7% CORE℠ Small Cap Equity Fund
- 28.7% CORE℠ International Equity Fund
- 4.5% Emerging Markets Equity Fund
- 2.5% Real Estate Securities Fund
- 3.8% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 16.3% Core Fixed Income Fund
- 4.4% High Yield Fund
- 19.2% CORE℠ Large Cap Value Fund
- 15.6% CORE℠ Large Cap Growth Fund
- 7.8% CORE℠ Small Cap Equity Fund
- 25.2% CORE℠ International Equity Fund
- 4.9% Emerging Markets Equity Fund
- 3.7% Real Estate Securities Fund
- 2.9% International Growth Opportunities Fund

[3] *As of 9/30/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, capital gain and/or losses, or both. The above figures are not indicative of future allocations.*

7

FUND BASICS

Aggressive Growth Strategy

as of December 31, 2002

Assets Under Management

$85.1 Million

NASDAQ SYMBOLS

Share Class	Symbol
Class A Shares	GAPAX
Class B Shares	GAPBX
Class C Shares	GAXCX
Institutional Shares	GAPIX
Service Shares	GAPSX

PERFORMANCE REVIEW

January 1, 2002–December 31, 2002	Portfolio Total Return (based on NAV)[1]
Class A	-16.54%
Class B	-17.23%
Class C	-17.14%
Institutional	-16.18%
Service	-16.61%

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending December 31, 2002	Class A	Class B	Class C	Institutional	Service
One Year	-21.14%	-21.37%	-17.97%	-16.18%	-16.61%
Since Inception (1/2/98)	-4.95	-4.97	-4.54	-3.55	-3.98

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITION[3]

For the investor seeking long-term capital appreciation. All assets are allocated among equity funds with a greater focus on small-cap and international investments for enhanced return opportunities.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 22.9% CORE℠ Large Cap Value Fund
- 24.0% CORE℠ Large Cap Growth Fund
- 4.7% CORE℠ Small Cap Equity Fund
- 34.3% CORE℠ International Equity Fund
- 6.7% Emerging Markets Equity Fund
- 2.5% Real Estate Securities Fund
- 4.8% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 24.5% CORE℠ Large Cap Value Fund
- 19.7% CORE℠ Large Cap Growth Fund
- 9.9% CORE℠ Small Cap Equity Fund
- 30.3% CORE℠ International Equity Fund
- 7.4% Emerging Markets Equity Fund
- 4.3% Real Estate Securities Fund
- 3.8% International Growth Opportunities Fund

[3] As of 9/30/02. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, capital gain and/or losses, or both. The above figures are not indicative of future allocations.

8

PERFORMANCE OVERVIEW
Asset Allocation Portfolios
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) for the one-year period ended December 31, 2002. Asset Allocation
Overall, the various Portfolios invest their assets in a strategic mix of stocks, bonds, and cash equivalents. Every June, we reset our strategic benchmarks to reflect current market expectations, and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating your Portfolio on a quarterly basis, we seek to enhance performance over the long term.
Regional and Sector Preferences
Equities — We began 2002 favoring international equities over their domestic counterparts given weak export prospects and expensive valuation levels in the U.S. Moreover, we expected the strengthening of global currencies versus the U.S. dollar, thereby increasing the attractiveness of foreign holdings. Among the international equity markets, we were most favorable on Asia given strong fund flows, good momentum, and attractive valuation levels. European equities appeared less attractive, primarily due to expensive long-term value and poor short-term momentum. Among our style and size allocation models that we introduced during the fourth quarter of 2001, we began 2002 bullish on small-cap stocks relative to large caps and neutral on value stocks relative to growth stocks. Our positive view on small-cap equities was motivated by attractive relative valuations, strong momentum, and supportive macroeconomic conditions.
While we began 2002 underweight in U.S. equities relative to international equities, our outlook for the U.S. gradually improved throughout the year, culminating with our overweight position in the U.S. during the fourth quarter. Our bullish view on the U.S., driven by strong short-term momentum and supportive macroeconomic conditions, reversed our longstanding overweight position in international equity markets. During the latter half of 2002, we also expected the strengthening of the U.S. dollar versus the currencies of some of the larger global equity markets, including the euro, UK pound sterling, and Japanese yen.
Among the international equity markets, Asia, and particularly Singapore and Japan, remained among our favorite areas throughout 2002. This was a result of attractive valuations, strong momentum, and supportive macroeconomic conditions. Europe, and particularly the UK, remained our least favorite equity region globally throughout the year due to poor short-term momentum and expensive valuation levels.
Among our style and size allocation models, we became modestly positive on value stocks relative to growth stocks during the course of the year given strong momentum and attractive relative valuations. While we began and ended 2002 bullish on small-cap stocks relative to

PERFORMANCE OVERVIEW
large-cap stocks, we had a neutral position in our size allocation model for both the second and third quarters as supportive macroeconomic conditions were offset by poor momentum indicators.
Fixed Income — During the entire reporting period, we remained bullish on domestic fixed income relative to international securities. The U.S. was among our favorite bond markets globally as a result of high risk premiums and supportive macroeconomic conditions. We were also positive on Canada and Australia given attractive valuation levels and supportive macroeconomic conditions. We maintained a generally neutral outlook on most European bond markets for the year as strong momentum indicators were offset by less supportive macroeconomic conditions. The UK and Japan remained among our least favorite bond markets globally due to expensive valuations and relatively low risk premiums.
Performance
The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) tactical reallocation. Strategic asset allocation contributed negatively to overall performance for 2002, driven primarily by poor returns in domestic and international equity markets. In general, the Portfolios generated negative returns roughly proportional to their equity market exposure. The contribution to return from underlying fund security selection was positive for the year, with domestic equity funds generally outperforming their benchmarks. The contribution from underlying fixed income funds was mixed, with two funds outperforming and two funds underperforming their benchmarks. Global tactical asset allocation (“GTAA”) detracted from overall performance during the reporting period, with the exception of the Aggressive Growth Strategy Portfolio where GTAA contributed positively to excess return relative to the Portfolio’s benchmarks.
The first component of Portfolio performance is derived from strategic asset allocation. The Portfolios were subject to extreme volatility in the global financial markets during 2002. Despite positive returns from global equity markets during the first and last quarters of the year, the strategic asset allocation component (the long-term target mix of equity and fixed income asset classes) in all our portfolios generated negative performance in 2002. This was primarily due to poor equity returns globally in the second and third quarters. In this bearish market environment, Portfolios with larger equity exposure experienced progressively negative returns.
The second component of Portfolio performance is the contribution from our underlying fund managers. On an overall basis, the contribution to return from underlying funds was positive relative to their benchmarks in all Portfolios for 2002. In general, our underlying domestic equity funds outperformed their benchmarks, with the exception of the CORESM Large Cap Value Fund. While the CORESM International Equity Fund and the Real Estate Securities Fund also added value during the period, the Emerging Markets Equity Fund, and in particular, the International Growth Opportunities Fund, underperformed their benchmarks. Among our underlying fixed income funds, the Short Duration Government and High Yield Funds outperformed their benchmarks while the Core Fixed Income and Global Income Funds underperformed their respective benchmarks.
The final component of Portfolio performance is derived from GTAA. With the exception of the Aggressive Growth Strategy Portfolio, our asset allocation decisions detracted from overall performance in 2002. This was primarily due to our overweight position in domestic stocks

PERFORMANCE OVERVIEW
versus domestic bonds throughout the year. We were favorable on stocks relative to bonds given strong growth prospects and a favorable inflation environment. However, domestic stocks underperformed domestic bonds by over 30% during the period. As the Aggressive Growth Strategy Portfolio is a 100% equity portfolio, it was unaffected by our stocks versus bonds decision.
While an overweight position in international equity relative to domestic equity contributed positively to performance during the second quarter, it detracted from performance during the third quarter when the U.S. equity market outperformed the international market. At the same time, we benefited from the reversal of our longstanding overweight position in international equity during the fourth quarter as the U.S. market continued to outperform the international equity markets. GTAA also benefited from our overweight position in U.S. fixed income relative to international fixed income throughout the entire year. While our overweight position in small-cap stocks relative to large-cap stocks contributed to performance in the first quarter, it detracted from performance during the fourth quarter when U.S. small-cap stocks underperformed their U.S. large-cap counterparts. Lastly, an overweight position in value stocks relative to growth stocks in the second quarter was one of our most successful strategies as value stocks outperformed growth stocks by approximately 10% during the period.
Goldman Sachs Balanced Strategy Portfolio — Over the one-year period that ended December 31, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of -3.76%, -4.48%, -4.50%, -3.35%, and -3.84%, respectively.
Goldman Sachs Growth and Income Strategy Portfolio — Over the one-year period that ended December 31, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of -8.44%, -9.07% -9.16%, -8.08%, and -8.56%, respectively.
Goldman Sachs Growth Strategy Portfolio — Over the one-year period that ended December 31, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of -13.64%, -14.13%, -14.26%, -13.25%, and -13.70%, respectively.
Goldman Sachs Aggressive Growth Strategy Portfolio — Over the one-year period that ended December 31, 2002, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of -16.54%, -17.23%, -17.14%, -16.18%, and -16.61%, respectively.
Current Outlook
Global Asset Allocation — We currently consider stocks more attractive than bonds and small-cap stocks more attractive than large-cap stocks. Our quantitative models continue to favor a moderate timing overweight in domestic stocks over domestic bonds and stocks and bonds over cash. We are positive on stocks due to strong growth prospects and a favorable inflation environment. We remain bullish on bonds relative to cash primarily as a result of attractive valuation levels.
Within our style and size allocation models, we are neutral on value stocks relative to growth stocks and bullish on small-cap stocks relative to large-cap issues. Among the global equity markets, we favor U.S. equities relative to international equities. In the fixed income markets, we maintain an overweight position in U.S. bonds relative to international markets.

PERFORMANCE OVERVIEW
Equities — We continue to favor U.S. equities relative to their international counterparts. We have a bullish view on the U.S. relative to other developed equity markets globally, primarily as a result of strong short-term momentum. Moreover, we expect to see the strengthening of the U.S. dollar versus the currencies of some of the larger global equity markets, including the euro, Swiss franc, and Japanese yen.
Among the international equity markets, we are most favorable on Asia and particularly on Japan, Hong Kong, and Singapore, given attractive valuations, strong momentum, and, in the case of Japan, supportive macroeconomic conditions. Continental Europe appears less attractive due to poor short-term momentum and expensive long-term value. Our negative outlook on the UK is motivated by expensive valuation levels and weak momentum.
We are currently positive on small-cap stocks relative to large-cap stocks. We are neutral on value stocks relative to growth stocks for the coming quarter as strong momentum is offset by expensive relative valuations. We are bullish on small-cap stocks relative to large-cap stocks given supportive macroeconomic conditions, strong market momentum, and attractive relative valuations.
Bonds — We maintain an overweight position in the U.S. relative to international fixed income. Our favorite bond markets include Canada, Sweden, and Denmark. We consider Japan, Switzerland, and the UK the least attractive bond markets globally.
Within Europe, we are most optimistic on Sweden given strong short-term momentum, attractive long-term value, relatively high risk premiums, and supportive macroeconomic conditions. Our positive outlook on Denmark is driven by strong momentum and high risk premiums. We are somewhat neutral on Euroland bonds as moderate momentum is offset by weak macroeconomic conditions and relatively low risk premiums. We are negative on Switzerland and the UK as they rank unfavorably across our valuation, momentum, and risk premium factors.
Within the “Dollar Bloc,” attractive valuation levels and good momentum make Canada attractive. We are positive on the U.S. given high risk premiums and moderate long-term value. Despite supportive macroeconomic conditions and attractive valuations, we are negative on Australia as a result of poor momentum and relatively low risk premiums. Japan is among our least favorite bond markets globally given expensive long-term value, poor momentum, relatively low risk premiums, and less supportive macroeconomic conditions.
We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and look forward to your continued support.
Goldman Sachs Quantitative Strategies Group
January 9, 2003

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
December 31, 2002

The following graph shows the value, as of December 31, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2002(a).

Average Annual Total Return through December 31, 2002	Since Inception(b)	One Year

Class A
Excluding sales charges	1.84%	-3.76%
Including sales charges	0.69%	-9.06%

Class B
Excluding contingent deferred sales charges	1.10%	-4.48%
Including contingent deferred sales charges	0.69%	-9.25%

Class C
Excluding contingent deferred sales charges	1.11%	-4.50%
Including contingent deferred sales charges	1.11%	-5.45%

Institutional Class	2.27%	-3.35%

Service Class	1.76%	-3.84%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Performance Summary
December 31, 2002

The following graph shows the value, as of December 31, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2002(a).

Average Annual Total Return through December 31, 2002	Since Inception(b)	One Year

Class A
Excluding sales charges	0.00%	-8.44%
Including sales charges	-1.12%	-13.51%

Class B
Excluding contingent deferred sales charges	-0.73%	-9.07%
Including contingent deferred sales charges	-1.13%	-13.61%

Class C
Excluding contingent deferred sales charges	-0.76%	-9.16%
Including contingent deferred sales charges	-0.76%	-10.07%

Institutional Class	0.40%	-8.08%

Service Class	-0.12%	-8.56%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 2002

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 98.9%

Equity – 37.5%
1,657,973	Goldman Sachs CORE International Equity Fund – 12.8%	$11,357,116
1,021,722	Goldman Sachs CORE Large Cap Value Fund – 9.6%	8,521,161
677,576	Goldman Sachs CORE Large Cap Growth Fund – 6.7%	5,962,668
527,216	Goldman Sachs CORE Small Cap Equity Fund – 5.4%	4,845,112
255,773	Goldman Sachs Real Estate Securities Fund – 3.0%	2,698,406

		$33,384,463

Fixed Income – 61.4%
5,092,651	Goldman Sachs Short Duration Government Fund – 57.7%	$51,435,780
485,530	Goldman Sachs High Yield Fund – 3.7%	3,282,181

		$54,717,961

TOTAL INVESTMENTS
(Cost $92,162,033)		$88,102,424

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.3%

Equity – 56.4%
5,495,001	Goldman Sachs CORE International Equity Fund – 16.4%	$37,640,755
3,898,324	Goldman Sachs CORE Large Cap Value Fund – 14.2%	32,512,025
2,702,090	Goldman Sachs CORE Large Cap Growth Fund – 10.4%	23,778,391
1,773,869	Goldman Sachs CORE Small Cap Equity Fund – 7.1%	16,301,859
1,133,830	Goldman Sachs Emerging Markets Equity Fund – 3.6%	8,276,961
703,654	Goldman Sachs Real Estate Securities Fund – 3.2%	7,423,549
466,394	Goldman Sachs International Growth Opportunities Fund – 1.5%	3,488,629

		$129,422,169

Fixed Income – 43.9%
5,702,996	Goldman Sachs Core Fixed Income Fund – 25.4%	$58,341,645
1,582,491	Goldman Sachs Global Income Fund – 10.1%	23,104,362
1,904,851	Goldman Sachs High Yield Fund – 5.6%	12,876,794
630,746	Goldman Sachs Short Duration Government Fund – 2.8%	6,370,533

		$100,693,334

TOTAL INVESTMENTS
(Cost $255,256,187)		$230,115,503

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

15     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2002

The following graph shows the value, as of December 31, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2002(a).

Average Annual Total Return through December 31, 2002	Since Inception(b)	One Year

Class A
Excluding sales charges	-2.37%	-13.64%
Including sales charges	-3.46%	-18.38%

Class B
Excluding contingent deferred sales charges	-3.06%	-14.13%
Including contingent deferred sales charges	-3.45%	-18.42%

Class C
Excluding contingent deferred sales charges	-3.07%	-14.26%
Including contingent deferred sales charges	-3.07%	-15.12%

Institutional Class	-1.97%	-13.25%

Service Class	-2.48%	-13.70%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All Classes commenced operations on January 2, 1998.

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2002

The following graph shows the value, as of December 31, 2002, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2002(a).

Average Annual Total Return through December 31, 2002	Since Inception(b)	One Year

Class A
Excluding sales charges	-3.87%	-16.54%
Including sales charges	-4.95%	-21.14%

Class B
Excluding contingent deferred sales charges	-4.58%	-17.23%
Including contingent deferred sales charges	-4.97%	-21.37%

Class C
Excluding contingent deferred sales charges	-4.54%	-17.14%
Including contingent deferred sales charges	-4.54%	-17.97%

Institutional Class	-3.55%	-16.18%

Service Class	-3.98%	-16.61%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 2002

GOLDMAN SACHS
GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.3%

Equity – 78.1%
5,987,057	Goldman Sachs CORE International Equity Fund – 23.6%	$41,011,341
3,984,255	Goldman Sachs CORE Large Cap Value Fund – 19.2%	33,228,688
3,068,200	Goldman Sachs CORE Large Cap Growth Fund – 15.6%	27,000,159
1,523,137	Goldman Sachs CORE Small Cap Equity Fund – 8.1%	13,997,632
1,180,506	Goldman Sachs Emerging Markets Equity Fund – 5.0%	8,617,693
620,382	Goldman Sachs Real Estate Securities Fund – 3.8%	6,545,031
665,467	Goldman Sachs International Growth Opportunities Fund – 2.8%	4,977,697

		$135,378,241

Fixed Income – 22.2%
2,945,457	Goldman Sachs Core Fixed Income Fund – 17.4%	$30,132,021
1,227,784	Goldman Sachs High Yield Fund – 4.8%	8,299,819

		$38,431,840

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $204,662,070)		$173,810,081

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.4%

Joint Repurchase Agreement Account II^
$600,000	1.25%	01/02/2003	$600,000
Maturity Value: $600,042

TOTAL REPURCHASE AGREEMENT
(Cost $600,000)			$600,000

TOTAL INVESTMENTS
(Cost $205,262,070)			$174,410,081

GOLDMAN SACHS
AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.3%

Equity – 100.3%
3,610,236	Goldman Sachs CORE International Equity Fund – 29.1%	$24,730,114
2,552,333	Goldman Sachs CORE Large Cap Value Fund – 25.0%	21,286,456
1,928,640	Goldman Sachs CORE Large Cap Growth Fund – 19.9%	16,972,034
965,249	Goldman Sachs CORE Small Cap Equity Fund – 10.4%	8,870,637
889,529	Goldman Sachs Emerging Markets Equity Fund – 7.6%	6,493,565
434,271	Goldman Sachs International Growth Opportunities Fund – 3.8%	3,248,348
358,571	Goldman Sachs Real Estate Securities Fund – 4.5%	3,782,920

		$85,384,074

TOTAL INVESTMENTS
(Cost $103,793,328)		$85,384,074

^	Joint repurchase agreement was entered into on December 31, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.      18

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
December 31, 2002

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $92,162,033, $255,256,187, $205,262,070 and $103,793,328, respectively)	$88,102,424	$230,115,503	$174,410,081	$85,384,074
Cash	65,750	53,503	114,492	—
Receivables:
Fund shares sold	1,115,795	265,434	379,946	154,549
Dividends and interest	225,653	645,186	278,562	—
Investment securities sold	—	—	—	36,885
Reimbursement from adviser	43,958	47,028	47,677	43,850
Other assets	—	—	256	—

Total assets	89,553,580	231,126,654	175,231,014	85,619,358

Liabilities:

Due to Custodian	—	—	—	15,279
Payables:
Investment securities purchased	269,664	677,368	971,865	—
Fund shares repurchased	122,184	735,157	769,164	324,588
Amounts owed to affiliates	56,430	188,485	148,472	68,936
Accrued expenses and other liabilities	63,745	64,504	66,808	65,523

Total liabilities	512,023	1,665,514	1,956,309	474,326

Net Assets:

Paid-in capital	101,699,282	291,302,217	238,337,978	121,584,086
Accumulated undistributed net investment income	38,085	105,141	55,325	29,420
Accumulated net realized loss on investment transactions	(8,636,201)	(36,805,534)	(34,266,609)	(18,059,220)
Net unrealized loss on investments	(4,059,609)	(25,140,684)	(30,851,989)	(18,409,254)

NET ASSETS	$89,041,557	$229,461,140	$173,274,705	$85,145,032

Net asset value, offering and redemption price per share:(a)
Class A	$8.83	$8.39	$7.91	$7.72
Class B	$8.83	$8.38	$7.93	$7.59
Class C	$8.84	$8.37	$7.92	$7.59
Institutional	$8.83	$8.40	$7.91	$7.77
Service	$8.84	$8.37	$7.88	$7.68

Shares outstanding:
Class A	2,723,705	12,610,619	9,105,880	5,081,493
Class B	2,439,863	7,860,853	7,098,800	2,778,945
Class C	1,484,480	6,057,321	5,122,015	2,733,620
Institutional	3,260,499	651,517	445,896	509,934
Service	173,626	189,604	106,601	16,326

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	10,082,173	27,369,914	21,879,192	11,120,318

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios is $9.34, $8.88, $8.37 and $8.17, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

19     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Year Ended December 31, 2002

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:

Income distributions from underlying funds	$2,913,742	$7,107,112	$3,752,596	$782,633
Interest	1,909	—	338	—

Total income	$2,915,651	$7,107,112	$3,752,934	$782,633

Expenses:

Management fees	304,772	908,975	714,913	341,088
Distribution and Service fees(a)	434,660	1,628,373	1,358,124	594,693
Transfer Agent fees(a)	129,407	480,098	378,446	176,152
Printing fees	73,429	73,429	73,429	73,429
Custodian fees	53,142	54,042	58,108	51,539
Registration fees	53,057	60,090	56,653	50,393
Professional fees	39,727	39,727	39,728	41,227
Trustee fees	7,723	7,723	7,723	7,723
Service Share fees	5,323	8,569	4,561	702
Amortization of deferred organization expenses	3,126	3,124	3,126	3,126
Other	43,001	48,502	44,374	48,870

Total expenses	1,147,367	3,312,652	2,739,185	1,388,942

Less — expense reductions	(435,158)	(781,359)	(666,425)	(452,892)

Net expenses	712,209	2,531,293	2,072,760	936,050

NET INVESTMENT INCOME (LOSS)	2,203,442	4,575,819	1,680,174	(153,417)

Realized and unrealized loss:

Net realized loss from investment transactions	(4,147,880)	(19,261,160)	(19,415,834)	(8,880,280)
Net change in unrealized loss on investments	(1,925,301)	(8,599,967)	(12,592,519)	(8,317,533)

Net realized and unrealized loss	(6,073,181)	(27,861,127)	(32,008,353)	(17,197,813)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,869,739)	$(23,285,308)	$(30,328,179)	$(17,351,230)

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy Portfolio	$65,282	$225,537	$143,841	$49,614	$42,852	$27,330	$9,185	$426

Growth and Income Strategy Portfolio	293,242	778,714	556,417	222,864	147,956	105,719	2,873	686

Growth Strategy Portfolio	206,718	687,138	464,268	157,106	130,556	88,211	2,208	365

Aggressive Growth Strategy Portfolio	106,593	257,651	230,449	81,011	48,954	43,785	2,346	56

The accompanying notes are an integral part of these financial statements.      20

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

From operations:

Net investment income (loss)	$2,203,442	$4,575,819	$1,680,174	$(153,417)
Net realized loss from investment transactions	(4,147,880)	(19,261,160)	(19,415,834)	(8,880,280)
Net change in unrealized loss on investments	(1,925,301)	(8,599,967)	(12,592,519)	(8,317,533)

Net decrease in net assets resulting from operations	(3,869,739)	(23,285,308)	(30,328,179)	(17,351,230)

Distributions to shareholders:

From net investment income
Class A Shares	(687,185)	(2,640,063)	(1,074,857)	—
Class B Shares	(443,080)	(1,136,586)	(334,279)	—
Class C Shares	(272,323)	(839,635)	(271,897)	—
Institutional Shares	(775,783)	(129,249)	(69,027)	—
Service Shares	(32,644)	(37,032)	(13,820)	—

Total distributions to shareholders	(2,211,015)	(4,782,565)	(1,763,880)	—

From share transactions:

Net proceeds from sales of shares	45,890,908	60,059,293	33,887,240	23,773,536
Reinvestment of dividends and distributions	2,020,143	4,351,253	1,588,213	—
Cost of shares repurchased	(34,500,060)	(100,098,348)	(66,249,593)	(32,901,605)

Net increase (decrease) in net assets resulting from share transactions	13,410,991	(35,687,802)	(30,774,140)	(9,128,069)

TOTAL INCREASE (DECREASE)	7,330,237	(63,755,675)	(62,866,199)	(26,479,299)

Net assets:

Beginning of year	81,711,320	293,216,815	236,140,904	111,624,331

End of year	$89,041,557	$229,461,140	$173,274,705	$85,145,032

Accumulated undistributed net investment income	$38,085	$105,141	$55,325	$29,420

21     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio
From operations:

Net investment income (loss)	$2,111,471	$5,703,854	$1,728,256	$(583,027)
Net realized loss from investment transactions	(2,680,778)	(12,634,799)	(12,238,767)	(7,460,014)
Net change in unrealized gain (loss) on investments	(1,976,417)	(20,498,413)	(22,634,016)	(11,178,079)

Net decrease in net assets resulting from operations	(2,545,724)	(27,429,358)	(33,144,527)	(19,221,120)

Distributions to shareholders:

From net investment income
Class A Shares	(994,599)	(2,926,620)	(1,256,728)	—
Class B Shares	(603,683)	(1,383,302)	(410,301)	—
Class C Shares	(419,569)	(956,711)	(285,210)	—
Institutional Shares	(128,562)	(468,197)	(122,046)	—
Service Shares	(25,100)	(34,208)	(11,655)	—
From net realized gain
Class A Shares	(460,729)	(3,383,084)	(2,294,562)	—
Class B Shares	(345,458)	(2,454,757)	(2,012,266)	—
Class C Shares	(242,114)	(1,683,949)	(1,300,197)	—
Institutional Shares	(134,135)	(484,869)	(166,999)	—
Service Shares	(13,155)	(50,071)	(21,564)	—

Total distributions to shareholders	(3,367,104)	(13,825,768)	(7,881,528)	—

From share transactions:

Net proceeds from sales of shares	23,323,737	43,584,552	40,634,155	39,090,458
Reinvestment of dividends and distributions	2,954,551	13,020,281	7,434,638	—
Cost of shares repurchased	(22,331,670)	(95,582,211)	(65,445,577)	(40,461,744)

Net increase (decrease) in net assets resulting from share transactions	3,946,618	(38,977,378)	(17,376,784)	(1,371,286)

TOTAL DECREASE	(1,966,210)	(80,232,504)	(58,402,839)	(20,592,406)

Net assets:

Beginning of year	83,677,530	373,449,319	294,543,743	132,216,737

End of year	$81,711,320	$293,216,815	$236,140,904	$111,624,331

Accumulated undistributed net investment income	$37,363	$118,891	$25,110	$—

The accompanying notes are an integral part of these financial statements.      22

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 2002

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio.” All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares. On April 30, 2002, the Goldman Sachs Conservative Strategy Portfolio was terminated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), Goldman Sachs Funds Management L.P. (“GSFM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distribution		Distribution

Portfolio	Declared	Paid	Declared	Paid

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds.

     Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service Shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F. Deferred Organization Expenses — Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each Portfolio’s operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian or designated subcustodian under triparty repurchase agreements.

3. AGREEMENTS

GSAM serves as investment adviser to the Portfolios pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of the average daily net assets of each Portfolio. For the year ended December 31, 2002, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.
     GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed ..00% of the average daily net assets of each Portfolio.
     For the year ended December 31, 2002, GSAM waived and reimbursed certain expenses as follows (in thousands):

	Management
Portfolio	Fee Waivers	Reimbursement	Total

Balanced Strategy	$174	$261	$435

Growth and Income Strategy	519	262	781

Growth Strategy	408	258	666

Aggressive Growth Strategy	195	258	453

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2002

3. AGREEMENTS (continued)

     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended December 31, 2002, Goldman Sachs advised the Funds that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Portfolio	Class A	Class B	Class C

Balanced Strategy	$13,000	$500	$—

Growth and Income Strategy	20,000	—	100

Growth Strategy	25,000	1,000	300

Aggressive Growth Strategy	17,000	800	300

     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to 0.25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers, who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis), of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.
     At December 31, 2002, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Balanced Strategy	$11	$10	$35	$56

Growth and Income Strategy	29	36	123	188

Growth Strategy	22	28	98	148

Aggressive Growth Strategy	11	13	45	69

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds for the year ended December 31, 2002, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$47,162,682	$34,661,340

Growth and Income Strategy	79,900,715	115,374,374

Growth Strategy	47,147,336	77,481,674

Aggressive Growth Strategy	26,018,467	35,113,202

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the year ended December 31, 2002, the Portfolios did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios, together with other registered investment companies having management agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At December 31, 2002, the Growth Strategy Portfolio had an undivided interest in the repurchase agreement in the following joint account II which equaled $600,000 in principal amount. At December 31, 2002, the following repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$460,600,000	1.20%	01/02/2003	$460,630,707

Banc of America Securities LLC	750,000,000	1.26	01/02/2003	750,052,500

Barclays Capital PLC	500,000,000	1.25	01/02/2003	500,034,722

Bear Stearns Companies, Inc.	1,000,000,000	1.25	01/02/2003	1,000,069,444

Deutsche Bank Securities, Inc.	500,000,000	1.25	01/02/2003	500,034,722

Greenwich Capital	1,500,000,000	1.25	01/02/2003	1,500,104,167

J.P. Morgan Chase & Co., Inc.	1,000,000,000	1.24	01/02/2003	1,000,068,889

Lehman Brothers	1,400,000,000	1.27	01/02/2003	1,400,098,778

Morgan Stanley	1,579,400,000	1.25	01/02/2003	1,579,509,681

UBS Warburg LLC	2,500,000,000	1.25	01/02/2003	2,500,173,611

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$11,190,000,000			$11,190,777,221

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2002

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2001 was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Distributions paid from:
Ordinary income	$2,171,660	$5,770,661	$2,086,470	$—
Net long-term capital gains	1,195,444	8,055,107	5,795,058	—

Total taxable distributions	$3,367,104	$13,825,768	$7,881,528	$—

Tax return of capital	$—	$—	$—	$—

The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Distributions paid from:
Ordinary income	$2,211,015	$4,782,565	$1,763,880	$—
Net long-term capital gains	—	—	—	—

Total taxable distributions	$2,211,015	$4,782,565	$1,763,880	$—

Tax return of capital	$—	$—	$—	$—

As of December 31, 2002, the components of accumulated earnings (losses) on a tax basis were as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Undistributed ordinary income — net	$21,602	$43,103	$—	$—
Undistributed long-term capital gains	—	—	—	—

Total undistributed earnings	$21,602	$43,103	$—	$—

Capital loss carryforward	(4,060,253)	(23,093,301)	(23,102,217)	(7,894,658)
Timing differences (post October losses)	—	(376,056)	—	—
Unrealized gains losses — net	(8,619,074)	(38,414,823)	(41,961,056)	(28,544,396)

Total accumulated earnings (losses) — net	$(12,657,725)	$(61,841,077)	$(65,063,273)	$(36,439,054)

Capital loss carryforward years of expiration	2009-2010	2009-2010	2009-2010	2009-2010

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. ADDITIONAL TAX INFORMATION (continued)

At December 31, 2002, the Portfolios’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$96,721,498	$268,530,326	$216,371,137	$113,928,470

Gross unrealized gain	1,653,038	3,484,412	1,776,594	400,433
Gross unrealized loss	(10,272,112)	(41,899,235)	(43,737,650)	(28,944,829)

Net unrealized security loss	$(8,619,074)	$(38,414,823)	$(41,961,056)	$(28,544,396)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and return of capital distributions from underlying fund investments.

8. CERTAIN RECLASSIFICATIONS

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of short term capital gain distributions received from underlying funds, distribution reclasses, net operating losses and organization costs.

			Accumulated
		Accumulated	undistributed
	Paid-in	net realized	net investment
Fund	Capital	gain (loss)	income

Balanced Strategy	$(3,114)	$(5,181)	$8,295

Growth and Income Strategy	(3,124)	(189,872)	192,996

Growth Strategy	(4,771)	(109,150)	113,921

Aggressive Growth Strategy	(169,181)	(13,656)	182,837

9. CHANGE IN INDEPENDENT ACCOUNTANTS

On January 30, 2003, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, determined not to retain PricewaterhouseCoopers LLP and approved a change of the Portfolios’ independent accountants to Ernst & Young LLP. For the years ended December 31, 2001 and December 31, 2002, PricewaterhouseCoopers LLP’s audit report contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and PricewaterhouseCoopers LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their reports.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2002

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 2002 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,065,393	$9,826,664	4,359,079	$38,894,579
Reinvestment of dividends and distributions	70,957	643,299	279,990	2,434,476
Shares repurchased	(1,755,903)	(16,247,949)	(5,210,254)	(46,299,354)

	(619,553)	(5,777,986)	(571,185)	(4,970,299)

Class B Shares
Shares sold	691,560	6,299,819	539,619	4,853,023
Reinvestment of dividends and distributions	38,458	348,193	116,396	1,010,894
Shares repurchased	(796,974)	(7,237,068)	(2,313,418)	(20,481,359)

	(66,956)	(589,056)	(1,657,403)	(14,617,442)

Class C Shares
Shares sold	372,739	3,410,634	1,273,192	11,288,848
Reinvestment of dividends and distributions	25,601	232,288	88,019	762,210
Shares repurchased	(645,418)	(5,921,203)	(1,777,896)	(15,754,475)

	(247,078)	(2,278,281)	(416,685)	(3,703,417)

Institutional Shares
Shares sold	2,747,830	25,623,159	525,617	4,657,248
Reinvestment of dividends and distributions	85,973	773,696	14,236	122,876
Shares repurchased	(557,226)	(5,036,724)	(1,816,939)	(17,081,413)

	2,276,577	21,360,131	(1,277,086)	(12,301,289)

Service Shares
Shares sold	82,423	730,632	43,168	365,595
Reinvestment of dividends and distributions	2,529	22,667	2,397	20,797
Shares repurchased	(6,292)	(57,116)	(55,379)	(481,747)

	78,660	696,183	(9,814)	(95,355)

NET INCREASE (DECREASE)	1,421,650	$13,410,991	(3,932,173)	$(35,687,802)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

2,195,522	$18,657,679	1,669,688	$14,076,234
120,186	944,662	—	—
(3,245,670)	(27,789,321)	(1,848,151)	(16,219,944)

(929,962)	(8,186,980)	(178,463)	(2,143,710)

365,414	3,202,195	300,864	2,493,886
39,132	307,964	—	—
(2,081,877)	(18,022,579)	(796,529)	(6,617,186)

(1,677,331)	(14,512,420)	(495,665)	(4,123,300)

1,212,985	10,460,050	797,561	6,670,413
32,689	257,260	—	—
(1,825,189)	(15,833,487)	(856,639)	(7,316,116)

(579,515)	(5,116,177)	(59,078)	(645,703)

156,429	1,315,492	60,028	520,817
8,482	66,587	—	—
(506,910)	(4,386,750)	(331,999)	(2,733,812)

(341,999)	(3,004,671)	(271,971)	(2,212,995)

29,208	251,824	1,463	12,186
1,499	11,740	—	—
(25,576)	(217,456)	(1,715)	(14,547)

5,131	46,108	(252)	(2,361)

(3,523,676)	$(30,774,140)	(1,005,429)	$(9,128,069)

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2002

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended December 31, 2001 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	870,935	$8,485,554	2,443,372	$24,362,470
Reinvestment of dividends and distributions	145,816	1,376,827	651,266	6,139,423
Shares repurchased	(1,024,340)	(10,036,494)	(4,805,967)	(47,894,281)

	(7,589)	(174,113)	(1,711,329)	(17,392,388)

Class B Shares
Shares sold	300,038	2,927,405	679,234	6,804,579
Reinvestment of dividends and distributions	76,135	717,983	371,718	3,484,770
Shares repurchased	(559,187)	(5,444,832)	(2,509,454)	(25,109,489)

	(183,014)	(1,799,444)	(1,458,502)	(14,820,140)

Class C Shares
Shares sold	309,146	3,038,333	981,090	9,812,620
Reinvestment of dividends and distributions	60,985	576,199	258,508	2,423,684
Shares repurchased	(562,416)	(5,490,567)	(2,128,119)	(21,106,718)

	(192,285)	(1,876,035)	(888,521)	(8,870,414)

Institutional Shares
Shares sold	907,182	8,735,541	201,945	2,019,676
Reinvestment of dividends and distributions	27,585	258,582	98,228	927,164
Shares repurchased	(140,275)	(1,350,109)	(132,283)	(1,329,472)

	794,492	7,644,014	167,890	1,617,368

Service Shares
Shares sold	14,164	136,904	60,739	585,207
Reinvestment of dividends and distributions	2,643	24,960	4,828	45,240
Shares repurchased	(980)	(9,668)	(14,065)	(142,251)

	15,827	152,196	51,502	488,196

NET INCREASE (DECREASE)	427,431	$3,946,618	(3,838,960)	$(38,977,378)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

1,801,032	$17,807,282	1,678,824	$16,258,871
371,051	3,398,829	—	—
(2,967,844)	(29,623,704)	(1,412,095)	(13,553,585)

(795,761)	(8,417,593)	266,729	2,705,286

595,919	5,965,846	369,936	3,566,676
242,103	2,217,661	—	—
(1,825,734)	(18,144,614)	(823,040)	(7,904,992)

(987,712)	(9,961,107)	(453,104)	(4,338,316)

1,157,404	11,776,927	864,082	8,401,511
164,312	1,506,358	—	—
(1,661,729)	(16,642,192)	(1,130,058)	(10,696,213)

(340,013)	(3,358,907)	(265,976)	(2,294,702)

459,274	4,657,454	1,046,581	10,811,450
31,144	285,282	—	—
(92,087)	(951,208)	(826,546)	(8,285,020)

398,331	3,991,528	220,035	2,526,430

43,119	426,646	5,353	51,950
2,903	26,508	—	—
(8,308)	(83,859)	(2,382)	(21,934)

37,714	369,295	2,971	30,016

(1,687,441)	$(17,376,784)	(229,345)	$(1,371,286)

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions

FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	$9.43	$0.25	(d)	$(0.60)	$(0.35)	$(0.25)	$—	$—	$(0.25)
2002 - Class B Shares	9.43	0.18	(d)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Class C Shares	9.44	0.18	(d)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Institutional Shares	9.43	0.29	(d)	(0.60)	(0.31)	(0.29)	—	—	(0.29)
2002 - Service Shares	9.44	0.25	(d)	(0.61)	(0.36)	(0.24)	—	—	(0.24)

2001 - Class A Shares	10.16	0.30	(d)	(0.58)	(0.28)	(0.31)	—	(0.14)	(0.45)
2001 - Class B Shares	10.16	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Class C Shares	10.17	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional Shares	10.16	0.36	(d)	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service Shares	10.17	0.29	(d)	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - Class A Shares	10.99	0.48	(d)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(d)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(d)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.25		0.38	0.63	(0.25)	(0.03)	(0.04)	(0.32)
1998 - Class B Shares	10.00	0.19		0.38	0.57	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Class C Shares	10.00	0.19		0.39	0.58	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Institutional Shares	10.00	0.30		0.39	0.69	(0.30)	(0.03)	(0.04)	(0.37)
1998 - Service Shares	10.00	0.25		0.37	0.62	(0.25)	(0.02)	(0.04)	(0.31)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$8.83	(3.76)%	$24,057	0.60%		2.72%		1.10%		2.22%		40%
8.83	(4.48)	21,543	1.35		1.98		1.85		1.48		40
8.84	(4.50)	13,129	1.35		1.97		1.85		1.47		40
8.83	(3.35)	28,778	0.20		3.19		0.70		2.69		40
8.84	(3.84)	1,535	0.70		2.77		1.20		2.27		40

9.43	(2.62)	31,539	0.59		3.09		1.05		2.63		51
9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51
9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51
9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51
9.44	(3.28)	897	0.69		2.99		1.15		2.53		51

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

10.31	6.38	40,237	0.60	(b)	3.03	(b)	1.46	(b)	2.17	(b)	51
10.31	5.75	33,763	1.30	(b)	2.38	(b)	2.08	(b)	1.60	(b)	51
10.32	5.83	24,195	1.30	(b)	2.34	(b)	2.08	(b)	1.56	(b)	51
10.32	6.99	205	0.24	(b)	3.55	(b)	1.02	(b)	2.77	(b)	51
10.31	6.30	456	0.74	(b)	2.90	(b)	1.52	(b)	2.12	(b)	51

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions

FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	$9.38	$0.19	(d)	$(0.98)	$(0.79)	$(0.20)	$—	$—	$(0.20)
2002 - Class B Shares	9.36	0.12	(d)	(0.96)	(0.84)	(0.14)	—	—	(0.14)
2002 - Class C Shares	9.36	0.12	(d)	(0.97)	(0.85)	(0.14)	—	—	(0.14)
2002 - Institutional Shares	9.39	0.21	(d)	(0.96)	(0.75)	(0.24)	—	—	(0.24)
2002 - Service Shares	9.36	0.18	(d)	(0.98)	(0.80)	(0.19)	—	—	(0.19)

2001 - Class A Shares	10.64	0.21	(d)	(0.98)	(0.77)	(0.22)	—	(0.27)	(0.49)
2001 - Class B Shares	10.62	0.14	(d)	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - Class C Shares	10.61	0.14	(d)	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional Shares	10.66	0.25	(d)	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service Shares	10.62	0.20	(d)	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - Class A Shares	11.71	0.38	(d)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(d)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(d)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(d)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(d)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.18		0.47	0.65	(0.18)	(0.04)	(0.05)	(0.27)
1998 - Class B Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Class C Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Institutional Shares	10.00	0.20		0.49	0.69	(0.20)	(0.05)	(0.05)	(0.30)
1998 - Service Shares	10.00	0.16		0.48	0.64	(0.16)	(0.06)	(0.05)	(0.27)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$8.39	(8.44)%	$105,812	0.60%		2.15%		0.90%		1.85%		31%
8.38	(9.07)	65,864	1.35		1.35		1.65		1.05		31
8.37	(9.16)	50,722	1.35		1.40		1.65		1.10		31
8.40	(8.08)	5,476	0.20		2.36		0.50		2.06		31
8.37	(8.56)	1,587	0.70		2.08		1.00		1.78		31

9.38	(7.27)	123,586	0.59		2.11		0.85		1.85		42
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42
9.36	(7.35)	1,866	0.69		2.05		0.95		1.79		42

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

10.38	6.55	181,441	0.60	(b)	2.37	(b)	1.05	(b)	1.92	(b)	42
10.36	5.82	138,914	1.30	(b)	1.72	(b)	1.68	(b)	1.34	(b)	42
10.36	5.80	100,711	1.30	(b)	1.68	(b)	1.68	(b)	1.30	(b)	42
10.39	6.96	9,030	0.23	(b)	2.97	(b)	0.61	(b)	2.59	(b)	42
10.37	6.43	1,354	0.73	(b)	2.28	(b)	1.11	(b)	1.90	(b)	42

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	$9.30	$0.11	(d)	$(1.38)	$(1.27)	$(0.12)	$—	$—	$(0.12)
2002 - Class B Shares	9.29	0.04	(d)	(1.35)	(1.31)	(0.05)	—	—	(0.05)
2002 - Class C Shares	9.30	0.04	(d)	(1.37)	(1.33)	(0.05)	—	—	(0.05)
2002 - Institutional Shares	9.30	0.13	(d)	(1.36)	(1.23)	(0.16)	—	—	(0.16)
2002 - Service Shares	9.27	0.10	(d)	(1.37)	(1.27)	(0.12)	—	—	(0.12)

2001 - Class A Shares	10.88	0.11	(d)	(1.32)	(1.21)	(0.13)	—	(0.24)	(0.37)
2001 - Class B Shares	10.86	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Class C Shares	10.87	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional Shares	10.87	0.16	(d)	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service Shares	10.86	0.10	(d)	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - Class A Shares	12.24	0.22	(d)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(d)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(d)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.10		0.36	0.46	(0.10)	(0.02)	(0.05)	(0.17)
1998 - Class B Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Class C Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Institutional Shares	10.00	0.12		0.37	0.49	(0.12)	(0.03)	(0.05)	(0.20)
1998 - Service Shares	10.00	0.09		0.35	0.44	(0.09)	(0.01)	(0.05)	(0.15)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$7.91	(13.64)%	$72,060	0.60%		1.25%		0.93%		0.92%		23%
7.93	(14.13)	56,279	1.35		0.47		1.68		0.14		23
7.92	(14.26)	40,571	1.35		0.49		1.68		0.16		23
7.91	(13.25)	3,525	0.20		1.52		0.53		1.19		23
7.88	(13.70)	840	0.70		1.20		1.03		0.87		23

9.30	(11.03)	93,313	0.59		1.09		0.88		0.80		40
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
9.27	(11.16)	940	0.69		1.01		0.98		0.72		40

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

10.29	4.62	128,832	0.60	(b)	1.50	(b)	1.15	(b)	0.95	(b)	38
10.28	3.98	109,246	1.30	(b)	0.83	(b)	1.78	(b)	0.35	(b)	38
10.28	3.96	63,925	1.30	(b)	0.79	(b)	1.78	(b)	0.31	(b)	38
10.29	4.92	2,205	0.23	(b)	2.88	(b)	0.71	(b)	2.40	(b)	38
10.29	4.45	378	0.73	(b)	1.63	(b)	1.21	(b)	1.15	(b)	38

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value at	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	$9.25	$0.02	(d)	$(1.55)	$(1.53)	$—	$—	$—	$—
2002 - Class B Shares	9.17	(0.05	)(d)	(1.53)	(1.58)	—	—	—	—
2002 - Class C Shares	9.16	(0.05	)(d)	(1.52)	(1.57)	—	—	—	—
2002 - Institutional Shares	9.27	0.04	(d)	(1.54)	(1.50)	—	—	—	—
2002 - Service Shares	9.21	0.01	(d)	(1.54)	(1.53)	—	—	—	—

2001 - Class A Shares	10.71	(0.01	)(d)	(1.45)	(1.46)	—	—	—	—
2001 - Class B Shares	10.70	(0.08	)(d)	(1.45)	(1.53)	—	—	—	—
2001 - Class C Shares	10.69	(0.08	)(d)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional Shares	10.70	0.02	(d)	(1.45)	(1.43)	—	—	—	—
2001 - Service Shares	10.68	(0.02	)(d)	(1.45)	(1.47)	—	—	—	—

2000 - Class A Shares	12.61	0.03	(d)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	)(d)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	)(d)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(d)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(d)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.05		0.20	0.25	(0.05)	—	(0.04)	(0.09)
1998 - Class B Shares	10.00	0.01		0.18	0.19	(0.01)	—	(0.04)	(0.05)
1998 - Class C Shares	10.00	0.01		0.19	0.20	(0.01)	—	(0.04)	(0.05)
1998 - Institutional Shares	10.00	0.07		0.20	0.27	(0.07)	—	(0.04)	(0.11)
1998 - Service Shares	10.00	0.04		0.21	0.25	(0.04)	(0.02)	(0.04)	(0.10)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

						Ratios assuming no
						expense reductions

					Ratio of			Ratio of
		Net assets	Ratio of		net investment	Ratio of		net investment
Net asset		at end of	net expenses		income (loss) to	expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average	average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets	net assets(e)		net assets		rate

$7.72	(16.54)%	$39,214	0.60%		0.22%	1.06%		(0.24)%		27%
7.59	(17.23)	21,105	1.35		(0.58)	1.81		(1.04)		27
7.59	(17.14)	20,740	1.35		(0.54)	1.81		(1.00)		27
7.77	(16.18)	3,961	0.20		0.48	0.66		0.02		27
7.68	(16.61)	125	0.70		0.11	1.16		(0.35)		27

9.25	(13.63)	48,639	0.59		(0.11)	0.97		(0.49)		43
9.17	(14.30)	30,013	1.34		(0.87)	1.72		(1.25)		43
9.16	(14.31)	25,571	1.34		(0.86)	1.72		(1.24)		43
9.27	(13.36)	7,248	0.19		0.25	0.57		(0.13)		43
9.21	(13.76)	153	0.69		(0.20)	1.07		(0.58)		43

10.71	(11.47)	53,480	0.59		0.28	0.99		(0.12)		19
10.70	(12.07)	39,885	1.34		(0.49)	1.74		(0.89)		19
10.69	(12.00)	32,695	1.34		(0.42)	1.74		(0.82)		19
10.70	(11.07)	6,011	0.19		0.84	0.59		0.44		19
10.68	(11.55)	146	0.69		0.30	1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12	1.00		(0.29)		47
12.57	24.41	47,462	1.34		(0.63)	1.75		(1.04)		47
12.57	24.35	28,573	1.34		(0.61)	1.75		(1.02)		47
12.60	25.74	3,570	0.19		0.66	0.60		0.25		47
12.59	25.17	137	0.69		0.00	1.10		(0.41)		47

10.16	2.57	47,135	0.60	(b)	0.91 (b)	1.42	(b)	0.09	(b)	26
10.14	1.93	41,204	1.30	(b)	0.14 (b)	2.05	(b)	(0.61	)(b)	26
10.15	2.04	21,726	1.30	(b)	0.16 (b)	2.05	(b)	(0.59	)(b)	26
10.16	2.80	124	0.24	(b)	8.17 (b)	0.99	(b)	7.42	(b)	26
10.15	2.54	121	0.74	(b)	0.76 (b)	1.49	(b)	0.01	(b)	26

Report of Independent Accountants

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of the

Asset Allocation Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Balanced Strategy Portfolio, Growth and Income Strategy Portfolio, Growth Strategy Portfolio, and Aggressive Growth Strategy Portfolio (collectively, the “Asset Allocation Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods indicated, and the financial highlights for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Asset Allocation Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Asset Allocation Portfolios for the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 16, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2003

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
	Position(s)	Term of		Portfolios in
	Held with	Office and		Fund Complex	Other
Name,	Goldman Sachs Trust	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	(the “Trust”)[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 60	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998 to present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989—Present); Member of Cornell University Council (1992—Present); Trustee of the Walnut Street Theater (1992—Present); Trustee, Citizens Scholarship Foundation of America (since 1998); Director, Private Equity Investors-III and IV (since November 1998) and Equity-Limited Investors II (since April 2002); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (since 2000).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Patrick T. Harker Age: 44	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (since February 2000); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (since July 1999); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Mary Patterson McPherson Age: 67	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (since October 1997); Director, Smith College (since 1998); Director, Josiah Macy, Jr. Foundation (health educational programs) (since 1977); Director, Philadelphia Contributionship (insurance) (since 1985); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (since 1993); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (since 1997).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Wilma J. Smelcer Age: 53	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); Chief Administrative Officer, Bank of America, Illinois (1996-1997); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (since April 2001). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Richard P. Strubel Age: 63	Trustee	Since 1987	President, COO and Director, Unext, Inc. (provider of educational services via the internet) (since 1999); Director, Cantilever Technologies, Inc. (a private software company) (since 1999); Trustee, The University of Chicago (since 1987); Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); the Northern Mutual Fund Complex (57 Portfolios).

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Interested Trustees

				Number of
	Position(s)	Term of		Portfolios in
	Held with	Office and		Fund Complex	Other
Name,	Goldman Sachs Trust	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Gary D. Black Age: 41	Trustee	Since 2002	Managing Director, Goldman, Sachs & Co. (“Goldman Sachs”) (since June 2001); President—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-2002); Executive Vice President, AllianceBernstein (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (January 1999-October 2000) and Senior Research Analyst Sanford Bernstein (February 1992-December 1998). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

*James A. McNamara Age: 40	Trustee &	Since 2002	Managing Director, Goldman Sachs (since December 2000); Director of Institutional Fund Sales, Goldman Sachs Asset Management (GSAM) (April 1998-December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	61	None

	Vice President	Since 2001	Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 53	Trustee	Since 1990	Advisory Director—GSAM (since May 1999); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

*Kaysie P. Uniacke Age: 41	President &	Since 2002	President—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2002). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001).	61	None

	Trustee	Since 2001	Managing Director, Goldman Sachs (since 1997). Assistant Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (1997-2002).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, New York, 10005, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of October 30, 2002, the Trust consisted of 55 portfolios and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e.,“public companies”) or other investment companies registered under the Investment Company Act of 1940. Additional information about the Trustees is available in the Fund’s Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of	Principal Occupation(s)
Name, Address And Age	With the Trust	Time Served[1]	During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 41	President &	Since 2002	President—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2002). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001).

	Trustee	Since 2001	Managing Director, GSAM (since 1997). Assistant Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (1997-2002).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 42	Vice President	Since 1997	Managing Director, Goldman Sachs (since October 1999) and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 4900 Sears Tower Chicago, IL 60606 Age: 40	Trustee &	Since 2002	Managing Director, Goldman Sachs (since December 2000); Director of Institutional Fund Sales, Goldman Sachs Asset Management (GSAM) (April 1998-December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

	Vice President	Since 2001	Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 38	Treasurer	Since 1997	Vice President, Goldman Sachs (since July 1995). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff 32 Old Slip New York, NY 10005 Age: 37	Secretary	Since 2001	Managing Director, Goldman Sachs (since November 2002) Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (since December 1997).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on December 16, 2002 (the “Meeting”) for the purpose of electing nine trustees of the Trust.

At the Meeting, Ashok N. Bakhru, Gary D. Black, Patrick T. Harker, James A. McNamara, Mary Patterson McPherson, Alan A. Shuch, Wilma J. Smelcer, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

				Broker
Director	For	Against	Abstain	Non-Votes

Ashok N. Bakhru	38,115,103,054	0	78,161,501	0
Gary D. Black	38,118,912,965	0	74,351,590	0
Patrick T. Harker	38,118,709,249	0	74,555,307	0
James A. McNamara	38,118,863,514	0	74,401,042	0
Mary Patterson McPherson	38,117,855,582	0	75,408,974	0
Alan A. Shuch	38,117,329,648	0	75,934,908	0
Wilma J. Smelcer	38,117,103,238	0	76,161,317	0
Richard P. Strubel	38,116,893,596	0	76,370,960	0
Kaysie P. Uniacke	38,116,693,245	0	76,571,310	0

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **the Investment Management Division** of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $329.6 billion in assets under management as of December 31, 2002 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund†
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Municipal Fund
- Global Income Fund
- High Yield Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

* *Effective July 1, 2002 the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.*

† *The Goldman Sachs Concentrated Growth Fund was launched on September 3, 2002.*

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES Ashok N. Bakhru, Chairman Gary D. Black Patrick T. Harker James A. McNamara Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke
GOLDMAN, SACHS & CO. Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT Investment Adviser OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary
GOLDMAN SACHS INTERNATIONAL Procession House 55 Ludgate Hill London, England EC4M 7JW Visit our internet address: www.gs.com/funds
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money. The Asset Allocation Balanced Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments. The Asset Allocation Growth and Income Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets. The Asset Allocation Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets. The Asset Allocation Aggressive Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets. CORESM is a service mark of Goldman, Sachs & Co.
Goldman, Sachs & Co. is the distributor of the Funds. Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: March 1, 2003 03-303 / AAAR / 27K /
03-03